Segment and Geographic Information (Tables)	12 Months Ended
Dec. 31, 2019
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment [Table Text Block]
Key operating data for our business segments for the years ended or at December 31 was as follows (in millions):

	United States and Canada	Europe	All Other	Total Segments	Unallocated Other (a)	Total
2017
Total revenue	$9,571	$981	$825	$11,377	$—	$11,377
Income before income taxes	1,694	320	195	2,209	101	2,310
Other disclosures:
Depreciation on vehicles subject to operating leases	4,209	45	—	4,254	—	4,254
Interest expense	2,483	257	435	3,175	—	3,175
Provision for credit losses	397	28	44	469	—	469
Net finance receivables and net investment in operating leases	116,496	24,957	9,048	150,501	(7,837)	142,664
Total assets	122,095	28,204	10,144	160,443	—	160,443

2018
Total revenue	$10,358	$1,160	$864	$12,382	$—	$12,382
Income before income taxes	2,132	382	187	2,701	(74)	2,627
Other disclosures:
Depreciation on vehicles subject to operating leases	3,934	39	—	3,973	—	3,973
Interest expense	3,183	283	470	3,936	(6)	3,930
Provision for credit losses	361	20	45	426	—	426
Net finance receivables and net investment in operating leases	121,712	26,028	7,136	154,876	(8,613)	146,263
Total assets	126,354	27,804	8,051	162,209	—	162,209

2019
Total revenue	$10,795	$1,183	$645	$12,623	$—	$12,623
Income before income taxes	2,365	352	143	2,860	138	2,998
Other disclosures:
Depreciation on vehicles subject to operating leases	3,592	43	—	3,635	—	3,635
Interest expense	3,685	340	346	4,371	18	4,389
Provision for credit losses	260	25	11	296	—	296
Net finance receivables and net investment in operating leases (b)	119,498	25,630	5,062	150,190	(8,214)	141,976
Total assets	125,647	30,050	5,729	161,426	—	161,426
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(a)
Finance receivables, net and Net investment in operating leases include unearned interest supplements and residual support, allowance for credit losses, and other (primarily accumulated supplemental depreciation).

(b)	Excludes held-for-sale receivables.

Schedule of Disclosure on Geographic Areas, Long-Lived Assets in Individual Foreign Countries by Country [Table Text Block]
Key data, split geographically into the United States (which is our country of domicile), Canada, and Rest of world, for the years ended or at December 31 were as follows (in millions):

	2017	2018	2019
Total revenue
United States	$8,378	$9,043	$9,472
Canada	1,193	1,315	1,323
Rest of world	1,806	2,024	1,828
Total revenue	$11,377	$12,382	$12,623

Net property and net investment in operating leases
United States	$23,162	$24,057	$24,123
Canada	3,302	3,155	3,328
Rest of world	374	429	420
Net property and net investment in operating leases	$26,838	$27,641	$27,871